Stock-Based Compensation - Summary of Stock-based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Incentive Plan [Line Items]
Total stock-based compensation expense	$ 29,356	$ 38,634	$ 27,203
Cost of Revenue
Equity Incentive Plan [Line Items]
Total stock-based compensation expense	1,372	1,805	701
Research and Development
Equity Incentive Plan [Line Items]
Total stock-based compensation expense	7,291	10,538	6,845
Sales and Marketing
Equity Incentive Plan [Line Items]
Total stock-based compensation expense	6,122	12,419	10,269
General and Administrative
Equity Incentive Plan [Line Items]
Total stock-based compensation expense	$ 14,571	$ 13,872	$ 9,388